Business Combinations - Components of Purchase Price Allocation (Detail) (USD $)								12 Months Ended
	Sep. 24, 2011	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]	Jun. 01, 2011 TCT International Co., Ltd. [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash		$ 205,463,000							$ 27,961,000	$ 9,070,000	$ 429,000
Accounts receivable		80,301,000							17,811,000
Inventory		153,416,000							5,301,000	1,795,000	9,899,000
Property plant and equipment		274,095,000				922,000	644,000	11,352,000	4,710,000
Other assets		191,868,000							1,082,000	1,291,000	7,247,000
Assets held-for-sale, net		87,465,000
Accrued taxes									(14,874,000)
Accounts payable		(19,671,000)
Accounts payable and accrued expenses									(6,641,000)	(1,988,000)	(6,304,000)
Accrued expenses		(131,102,000)
Deferred revenue, including fair value adjustments											(2,056,000)
Other liabilities		(19,255,000)
Developed technology		1,565,000,000								158,741,000	60,900,000
In-process research and development		227,000,000									4,800,000
Customer contract		585,000,000							45,780,000
Business licenses									2,500,000
Trade names		97,000,000							2,110,000	1,750,000	1,600,000
Non-compete agreements											300,000
Deferred income taxes, net		(976,950,000)				(10,862,000)	(21,369,000)	(14,148,000)	(12,473,000)	(45,342,000)	(11,181,000)
Goodwill		1,652,546,000				26,801,000	32,981,000	70,395,000	75,161,000	88,081,000	48,617,000
Purchase Price		3,972,176,000				53,000,000	62,005,000	137,093,000	148,428,000	213,398,000	114,251,000
Net working capital						7,882,000	10,240,000	14,811,000
Exchange rate differences								(568,000)
Other intangible assets						32,100,000	58,570,000	57,497,000
Liabilities assumed						(3,843,000)	(1,067,000)	(3,382,000)
Contingent consideration	(86,600,000)		(18,000,000)		(17,994,000)		(17,994,000)
Allocated purchase price						53,000,000	62,005,000	136,525,000
Allocated purchase price						$ 53,000,000	$ 62,005,000	$ 136,525,000